Intangible assets (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			R$ 658,170		R$ 735,260	R$ 796,944
Purchase and capitalization			30,919		16,266	11,769
Transfer (to)/from held for sale			8		(8)
Amortization			(28,147)	[1]	(42,326)	(39,916)
Impairment losses	[2]				(51,022)	(33,537)
Intangible assets, end of period			R$ 660,950		658,170	735,260
Estimated useful life			21 years
Remaining amortization period			15 years
Amortization term before the assets not been classified as held for sale for intangible assets		8 months
Amortization before the assets not been classified as held for sale for intangible assets		R$ 2
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			R$ 890,380		874,392	862,623
Intangible assets, end of period			921,577		890,380	874,392
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(232,210)		(139,132)	(65,679)
Intangible assets, end of period			(260,627)		(232,210)	(139,132)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			20,044		21,207	23,909
Purchase and capitalization			9,790		3,449	1,561
Transfers			5,848		3,071	2,619
Transfer (to)/from held for sale			8		(8)
Amortization			(11,131)	[1]	(7,675)	(6,882)
Intangible assets, end of period			24,559		20,044	21,207
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			46,123		39,881	35,701
Intangible assets, end of period			62,039		46,123	39,881
Software | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(26,079)		(18,674)	(11,792)
Intangible assets, end of period			(37,480)		(26,079)	(18,674)
Internal project development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			19,667		12,015	4,904
Purchase and capitalization			21,129		12,817	10,208
Transfers			(5,848)		(3,071)	(2,619)
Amortization			(7,146)	[1]	(2,094)	(478)
Intangible assets, end of period			27,802		19,667	12,015
Internal project development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			22,240		12,494	4,905
Intangible assets, end of period			37,521		22,240	12,494
Internal project development | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(2,573)		(479)	(1)
Intangible assets, end of period			(9,719)		(2,573)	(479)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	[3]		61,102		73,673	77,728
Amortization	[3]		(3,559)	[1]	(4,056)	(4,055)
Impairment losses	[3]				(8,515)
Intangible assets, end of period	[3]		57,543		61,102	73,673
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	[3]		85,163		85,163	85,163
Intangible assets, end of period	[3]		85,163		85,163	85,163
Trademarks | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	[3]		(24,061)		(11,490)	(7,435)
Intangible assets, end of period	[3]		(27,620)		(24,061)	(11,490)
Operating licenses for distance learning
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			245,721		245,721	245,721
Intangible assets, end of period			245,721		245,721	245,721
Operating licenses for distance learning | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			245,721		245,721	245,721
Intangible assets, end of period			245,721		245,721	245,721
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			2,043		4,977	7,142
Amortization			(1,751)	[1]	(2,165)	(2,165)
Impairment losses					(769)
Intangible assets, end of period			292		2,043	4,977
Non-compete agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			10,826		10,826	10,826
Intangible assets, end of period			10,826		10,826	10,826
Non-compete agreements | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(8,783)		(5,849)	(3,684)
Intangible assets, end of period			(10,534)		(8,783)	(5,849)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			3,251		35,754	60,621
Amortization			(3,251)	[1]	(24,868)	(24,867)
Impairment losses					(7,635)
Intangible assets, end of period					3,251	35,754
Customer relationship | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			100,695		100,695	100,695
Intangible assets, end of period			100,695		100,695	100,695
Customer relationship | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(97,444)		(64,941)	(40,074)
Intangible assets, end of period			(100,695)		(97,444)	(64,941)
Teaching/learning material-TLM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			1,527		3,182	4,651
Amortization			(1,309)	[1]	(1,468)	(1,469)
Impairment losses					(187)
Intangible assets, end of period			218		1,527	3,182
Teaching/learning material-TLM | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			7,344		7,344	7,344
Intangible assets, end of period			7,344		7,344	7,344
Teaching/learning material-TLM | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(5,817)		(4,162)	(2,693)
Intangible assets, end of period			(7,126)		(5,817)	(4,162)
Goodwill member
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			304,815		338,731	372,268
Impairment losses					(33,916)	(33,537)
Intangible assets, end of period			304,815		304,815	338,731
Goodwill member | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			372,268		372,268	372,268
Intangible assets, end of period			372,268		372,268	372,268
Goodwill member | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			(67,453)		(33,537)
Intangible assets, end of period			R$ (67,453)		R$ (67,453)	R$ (33,537)

[1]	In September 2020 was recognized the depreciation expenses from the first eight months of the year in the amount of R$815 due to the reclassification from assets held for sale regarding depreciation that would have been recognized had the assets not been classified as held for sale.
[2]	The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 (2018 — R$ 33,537) relates to General and administrative expenses and R$ 7,636 relates to Selling expenses
[3]	The group has the rights of many trademarks, such as Assevim, FAC, FAIR, FAMESUL and others, but Uniasselvi is the only trademark recognized as an intangible asset, as a result of business combination. Its estimated useful life is 21 years, with a remaining amortization period of 15 years.